LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	12 Months Ended
Dec. 31, 2020
Labor Costs [Abstract]
LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)	LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses)

	Year ended December 31,
	2020	2019	2018

Wages, salaries and social security costs	677,541	759,678	884,536
Termination benefits	25,265	28,269	26,601
Post-employment benefits (Note 20 (i))	36,093	39,086	29,862

Labor costs	738,899	827,033	940,999
As of December 31, 2020, 2019 and 2018, the quantity of employees was 20,173, 19,863 and 20,660, respectively.